EXPENSES BY NATURE	12 Months Ended
Dec. 31, 2022
EXPENSES BY NATURE

11. EXPENSES BY NATURE

In the following table, cost of sales represents real estate commission paid to Company’s agents as well as to outside brokerages in Canada and Title Fee Expenses (in thousands).

	For the Year Ended
	December 31, 2022	December 31, 2021
Commissions and other agent-related costs	349,806	110,587

Operating Expenses
General and Administration Expense	24,155	10,573
Salaries and Benefits	11,733	3,748
Stock Based Compensation for employees	2,778	1,333
Administrative Expenses	1,803	1,006
Professional Fees	5,893	3,425
Depreciation Expense	333	213
Other General and Administrative Expenses	1,615	848
Marketing Expenses	22,674	7,808
Salaries and Benefits	478	327
Stock Based Compensation for Employees	1	135
Stock Based Compensation for Agents	5,519	2,194
Revenue Share	14,975	4,454
Other Marketing and Advertising Cost	1,701	698
Research and Development Expenses	4,867	3,979
Salaries and Benefits	2,012	840
Stock Based Compensation for employees	212	1,545
Other Research and Development	2,643	1,594
Total Cost of Sales and Operating Expenses	401,502	132,947

THE REAL BROKERAGE, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2022 AND 2021

Finance Expenses

The following table summarizes details behind Finance costs (in thousands) as reported in the consolidated Statement of Income (Loss):

	For the Year Ended
Description	December 31, 2022	December 31, 2021
Unrealized Losses (Gains)	(397)	574
Realized Losses (Gains)	24	-
Bank Fees	400	97
Finance Cost	540	(13)
Contingent Consideration	600	-
Other	-	4
Finance Expenses, net	1,167	662